Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-controlling Interests
Non-controlling interests

26.	Non-controlling interests

"Non-controlling interests" refer to the net equity value attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion of the annual profit attributed to the subsidiaries.

a) Breakdown

The detail, by company, of the balance of “Equity - Non-controlling interests” is as follows:

Thousand of reais	2022	2021	2020

Financial Position of non-controlling interest	497,342	334,349	312,885
Banco PSA Finance Brasil S.A.	130,404	129,289	138,644
Rojo Entretenimento S.A.	7,692	6,939	7,087
Banco Hyundai Capital	218,808	183,538	167,155
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	(72)	3,109	-
Toro Corretora de Títulos e valores Mobiliários S.A.	115,671	11,474	-
Toro Investimentos S.A.	19,899	-	-
Solution 4fleet Consultoria Empresarial S.A.	1,648	-	-
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	3,292	-	-

Thousand of reais	2022	2021	2020

Profit attributable to non-controlling interests	52,382	31,272	32,224
Of which:
Santander Leasing S.A. Arrendamento Mercantil	-	-	(444)
Banco PSA Finance Brasil S.A.	11,657	12,688	14,146
Rojo Entretenimento S.A.	530	(148)	(159)
Banco Hyundai Capital	41,107	21,563	18,681
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	(3,182)	1,569	-
Toro Corretora de Títulos e Valores Mobiliários S.A.	2,693	(4,400)	-
Toro Investimentos S.A.	1,229	-	-
Solution 4Fleet Consultoria Empresarial S.A.	(1,023)	-	-
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	(629)	-	-

b) Changes

The changes in the balance of “Non-controlling interests” are summarized as follows:

	2022	2021	2020
Thousand of reais
Balance at beginning of year	334,349	312,885	558,581
Change in the scope of consolidation (1)	-	17,415	(271,078)
Incorporation / Acquisition	20,446	-	-
Dividends paid / Interest on Capital	(7,432)	(19,138)	-
Capital increase	66,957	-	-
Profit attributable to non-controlling interests	52,382	31,272	32,224
Others	30,640	(8,085)	(6,842)
Balance at end of year	497,342	334,349	312,885

(1)	In 2020, it refers to the merger of Banco Olé Consignado S.A by the Company. In 2021, it refers to the merger of Toro Corretora de Títulos e Valores Mobiliários S.A and Gira – Gestão Integrada de Receivíveis do Agronegócio S.A.